Income Taxes (Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets
Tax credit carryforwards, long-term	$ 216
Capital loss carryforwards, long-term	82
Successor [Member]
Deferred tax assets
Net operating loss carryforwards, long-term	7,264	6,908
Tax credit carryforwards, long-term	374	374
Capital loss carryforwards, long-term	82	82
Property, plant and equipment, long-term	500	762
Debt obligations, long-term	598	633
Deferred rent, long-term	474	473
Pension and other postretirement benefits, long-term	252	194
Accruals and other liabilities, current	738	857
Accruals and other liabilities, long-term	601	616
Deferred tax assets, gross, current	738	857
Deferred tax assets, gross, noncurrent	10,145	10,042
Valuation allowance, current	(522)	(594)
Valuation allowance, noncurrent	(7,175)	(7,004)
Deferred tax assets, net of valuation allowance, current	216	263
Deferred tax assets, net of valuation allowance, noncurrent	2,970	3,038
Deferred tax liabilities
FCC licenses, long-term	12,158	12,089
Trademarks, long-term	2,461	2,459
Intangibles, long-term	2,248	2,407
Other, current	88	77
Other, long-term	310	310
Deferred tax liabilities, current	88	77
Deferred tax liabilities, long-term	17,177	17,265
Current deferred tax asset	128	186	0
Long-term deferred tax liability	14,207	14,227
Predecessor [Member]
Deferred tax assets
Net operating loss carryforwards, long-term			4,398
Tax credit carryforwards, long-term			431
Capital loss carryforwards, long-term			126
Deferred rent, long-term			562
Pension and other postretirement benefits, long-term			430
Accruals and other liabilities, current			577
Accruals and other liabilities, long-term			499
Deferred tax assets, gross, current			577
Deferred tax assets, gross, noncurrent			6,446
Valuation allowance, current			(472)
Valuation allowance, noncurrent			(5,183)
Deferred tax assets, net of valuation allowance, current			105
Deferred tax assets, net of valuation allowance, noncurrent			1,263
Deferred tax liabilities
Property, plant and equipment, long-term			420
FCC licenses, long-term			6,313
Trademarks, long-term			188
Intangibles, long-term			354
Investments, long-term	0	0	802
Other, current			104
Other, long-term			233
Deferred tax liabilities, current			104
Deferred tax liabilities, long-term			8,310
Current deferred tax asset			1
Long-term deferred tax liability			$ 7,047